CONVERTIBLE NOTE (Tables)	12 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
Schedule of assumptions for valuation of convertible note

	September 19, 2022	March 31, 2023
Risk-free interest rate	4.01%	4.93%
Expected life	1 year	0.47 year
Discount rate	38.2026%	25.43%
Expected volatility	75%	92%
Expected dividend yield	–%	–%
Fair value	$443,208	$378,132

Schedule of assumptions for valuation of Series A warrants

	September 19, 2022	March 31, 2023
Risk-free interest rate	3.46%	3.46%
Expected life	10 years	9.48 years
Discount rate	–%	–%
Expected volatility	45%	53%
Expected dividend yield	–%	–%
Fair value	$400,406	$516,014

Schedule of assumptions for valuation of Series B warrants

	September 19, 2022	March 31, 2023
Risk-free interest rate	3.46%	3.46%
Expected life	10 years	9.48 years
Discount rate	–%	–%
Expected volatility	45%	53%
Expected dividend yield	–%	–%
Fair value	$913,928	$1,049,557